Share-Based Payments - Schedule of Breakdown of the Closing Balance BSA (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	181,008	147,359	143,694
Exercisable	181,008	147,359	53,859
Bons de souscriptiond actions two thousand ten [Member] | Exercise price 65 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding		859	859
Exercisable		859	859
Bons de souscriptiond actions two thousand ten [Member] | Exercise price 5.13 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding			89,835
Bons de souscriptiond actions two thousand ten [Member] | Exercise price 8.59 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	7,500	10,000	10,000
Exercisable	7,500	10,000	10,000
Bons de souscriptiond actions two thousand ten [Member] | Exercise price 8.1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	9,500	13,000	13,000
Exercisable	9,500	13,000	13,000
Bons de souscriptiond actions two thousand ten [Member] | Exercise price18.79 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	2,500	5,000	5,000
Exercisable	2,500	5,000	5,000
BSA [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	181,008	147,359	143,694	196,480
BSA [Member] | Exercise price 43.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	10,000	10,000	10,000
Exercisable	10,000	10,000	10,000
BSA [Member] | Exercise price 66.06 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	15,000	15,000	15,000
Exercisable	15,000	15,000	15,000
BSA [Member] | Exercise price 64.14 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	73,500	73,500
Exercisable	73,500	73,500
BSA [Member] | Exercise price 52.97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	20,000	20,000
Exercisable	20,000	20,000
BSA [Member] | Exercise price 69.75 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	34,008
Exercisable	34,008
BSA [Member] | Exercise price 59.05 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	9,000
Exercisable	9,000